RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Insider Shares

On November 12, 2019, the Company issued 100 shares of common stock to the Sponsor for an aggregate purchase price of $25,000. The Company received payment for the shares on January 28, 2020. Accordingly, as of December 31, 2019, the $25,000 payment due to the Company is recorded as stock subscription receivable in the stockholders' equity (deficit) section of the accompanying balance sheets. On January 17, 2020, the Company effected a share dividend of 21,561.50 shares of common stock for each outstanding share, resulting in 2,156,250 shares of common stock being issued and outstanding. In May 2020, the Company declared a reverse split of one share of common stock for every 1.5 outstanding share of common stock, resulting in 1,437,500 shares of common stock being outstanding (the "Insider Shares"). All share and per share information have been retroactively adjusted to reflect the share dividend and reverse split. The 1,437,500 Insider Shares included an aggregate of up to 187,500 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Private Shares). As a result of the underwriters’ election to partially exercise their over-allotment option on June 19, 2020, 50 Founders Shares were forfeited and 187,450 Insider Shares are no longer subject to forfeiture.

The Sponsor has agreed not to transfer, assign or sell any of the Insider Shares (except to certain permitted transferees) until, with respect to 50% of the Insider Shares, the earlier of six months after the date of the consummation of the Business Combination and the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share for any 20 trading days within a 30‑trading day period following the consummation of the Business Combination and, with respect to the remaining 50% of the Insider Shares, six months after the date of the consummation of the Business Combination, or earlier in each case if, subsequent to the Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On December 1, 2019, the Company issued an unsecured promissory note to the Sponsor (the "Promissory Note"), pursuant to which the Company could borrow up to an aggregate amount of $500,000 to cover expenses related to the Initial Public Offering. The Promissory Note was non-interest bearing and payable on the completion of the Initial Public Offering. Upon the consummation of the Initial Public Offering on June 9, 2020, the Company repaid an aggregate amount of $165,000 under the Promissory Note. At June 9, 2020, there was $92,704 outstanding under the Promissory Note, which amount was repaid on June 11, 2020.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on June 4, 2020 through the Company’s consummation of the Business Combination, the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. For the year ended December 31, 2020, the Company incurred and paid $70,000 in fees for these services, of which $10,000 is included in accrued expenses in the accompanying consolidated balance sheet.

Related Party Loans

In order to finance transaction costs in connection with the Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors were entitled to, but are not obligated to, loan the Company funds from time to time or at any time, as may have been required (“Working Capital Loans”). Each Working Capital Loan was to be evidenced by a promissory note. The Working Capital Loans were to either be paid upon consummation of the Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the Working Capital Loans could have been converted into private units at a price of $10.00 per unit. The private units would have been identical to the Private Units. In the event that the Business Combination did not close, the Company could have used a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account were to be used to repay the Working Capital Loans.

Related Party Extension Loans

As discussed in Note 1, the Company could have extended the period of time to consummate the Business Combination up to three times, each by an additional three months (for a total of 21 months to complete the Business Combination). In order to extend the time available for the Company to consummate the Business Combination, the Sponsor or its affiliates or designees were required to deposit into the Trust Account $500,000, or $575,000 if the underwriters’ over-allotment option was exercised in full ($0.10 per Public Share in either case), on or prior to the date of the applicable deadline, for each three month extension. Any such payments were to be made in the form of a non-interest bearing, unsecured promissory note. Such notes would have either been paid upon consummation of the Business Combination, or, at the relevant insider’s discretion, converted upon consummation of the Business Combination into additional Private Units at a price of $10.00 per Private Unit. The Sponsor and its affiliates or designees were not obligated to fund the Trust Account to extend the time for the Company to complete the Business Combination.